Schedule of Investments

Virtus AllianzGI Artificial Intelligence & Technology Opportunities Fund

May 31, 2021 (unaudited)

	Shares	Value

COMMON STOCK—51.2%

Air Freight & Logistics—2.5%
FedEx Corp.	18,860	$5,937,317
United Parcel Service, Inc., Class B	40,095	8,604,387
XPO Logistics, Inc. (d)	68,100	10,005,933

		24,547,637

Airlines—0.1%
Delta Air Lines, Inc. (d)	22,280	1,062,310

Auto Components—1.0%
Aptiv PLC (d)	68,175	10,254,884

Banks—4.6%
Citigroup, Inc.	182,535	14,367,330
First Republic Bank	61,770	11,825,249
JPMorgan Chase & Co.	82,100	13,484,104
SVB Financial Group (d)	10,490	6,114,516

		45,791,199

Capital Markets—1.9%
Charles Schwab Corp.	73,295	5,412,836
Morgan Stanley	151,625	13,790,293

		19,203,129

Communications Equipment—0.9%
Motorola Solutions, Inc.	42,870	8,801,640

Electrical Equipment—0.6%
Rockwell Automation, Inc.	21,495	5,668,661

Electronic Equipment, Instruments & Components—1.7%
Flex Ltd. (d)	656,100	11,986,947
Keysight Technologies, Inc. (d)	36,445	5,189,039

		17,175,986

Energy Equipment & Services—0.7%
Schlumberger N.V.	230,460	7,220,312

Entertainment—1.9%
Roku, Inc. (d)	25,565	8,863,641
Walt Disney Co. (d)	53,315	9,524,725

		18,388,366

Equity Real Estate Investment Trusts (REITs)—0.4%
Equinix, Inc.	4,810	3,543,623

Healthcare Equipment & Supplies—0.6%
Hologic, Inc. (d)	21,240	1,339,395
Intuitive Surgical, Inc. (d)	4,835	4,071,940

		5,411,335

Healthcare Providers & Services—4.0%
Anthem, Inc.	33,835	13,473,774
Laboratory Corp. of America Holdings (d)	34,310	9,417,409
UnitedHealth Group, Inc.	40,120	16,526,230

		39,417,413

Hotels, Restaurants & Leisure—2.9%
Caesars Entertainment, Inc. (d)	73,235	7,869,101
Hilton Worldwide Holdings, Inc. (d)	90,830	11,378,274
Starbucks Corp.	83,670	9,528,339

		28,775,714

Industrial Conglomerates—1.1%
Honeywell International, Inc.	49,100	11,337,681

Insurance—0.5%
Progressive Corp.	48,740	4,829,159

Interactive Media & Services—2.1%
Alphabet, Inc., Class A (d)	5,080	11,972,798
Facebook, Inc., Class A (d)	25,300	8,316,869
ZoomInfo Technologies, Inc., Class A (d)	20,762	909,998

		21,199,665

	Shares	Value

Internet & Direct Marketing Retail—1.0%
Amazon.com, Inc. (d)	3,045	$9,814,248

IT Services—3.0%
Mastercard, Inc., Class A	40,120	14,466,470
Twilio, Inc., Class A (d)	8,450	2,839,200
Visa, Inc., Class A	56,215	12,777,669

		30,083,339

Life Sciences Tools & Services—2.2%
Charles River Laboratories International, Inc. (d)	19,110	6,458,989
IQVIA Holdings, Inc. (d)	63,895	15,345,023

		21,804,012

Machinery—1.9%
Deere & Co.	52,235	18,862,059

Metals & Mining—0.8%
Freeport-McMoRan, Inc.	183,855	7,854,286

Semiconductors & Semiconductor Equipment—9.6%
Analog Devices, Inc.	50,775	8,357,565
Applied Materials, Inc.	83,190	11,491,035
Intel Corp.	23,185	1,324,327
Lam Research Corp.	16,630	10,807,005
Marvell Technology, Inc.	268,390	12,963,237
Micron Technology, Inc. (d)	137,890	11,602,065
NXP Semiconductors NV	89,880	19,002,429
Qorvo, Inc. (d)	30,380	5,551,034
Skyworks Solutions, Inc.	58,135	9,882,950
Teradyne, Inc.	27,145	3,592,641

		94,574,288

Software—5.2%
C3.ai, Inc., Class A (d)(e)	7,674	473,563
Cadence Design Systems, Inc. (d)	51,725	6,568,558
Crowdstrike Holdings, Inc., Class A (d)	33,120	7,357,608
Intuit, Inc.	17,525	7,695,052
Microsoft Corp.	76,095	18,999,400
Oracle Corp.	96,400	7,590,536
Salesforce.com, Inc. (d)	9,355	2,227,425
ServiceNow, Inc. (d)	2,230	1,056,752

		51,968,894

Total Common Stock (Cost—$382,600,980)		507,589,840

	Principal Amount (000s)

CONVERTIBLE BONDS & NOTES—43.1%

Airlines—0.7%
Southwest Airlines Co.,
1.25%, 5/1/25	$4,000	6,810,000

Auto Manufacturers—2.4%
Ford Motor Co.,
zero coupon, 3/15/26 (a)(b)	10,000	10,995,227
NIO, Inc.,
zero coupon, 2/1/26 (a)(b)	6,000	5,196,000
Tesla, Inc.,
2.00%, 5/15/24	730	7,336,500

		23,527,727

Biotechnology—2.4%
Exact Sciences Corp.,
0.375%, 3/1/28 (c)	4,000	4,600,000
Guardant Health, Inc.,
zero coupon, 11/15/27 (a)(b)(c)	7,000	7,800,625
Illumina, Inc.,
zero coupon, 8/15/23 (e)	4,000	4,785,000
NeoGenomics, Inc.,
0.25%, 1/15/28 (e)	7,000	6,448,750

		23,634,375

Schedule of Investments

Virtus AllianzGI Artificial Intelligence & Technology Opportunities Fund

May 31, 2021 (unaudited) (continued)

	Principal Amount (000s)	Value

Commercial Services—3.8%
Alarm.com Holdings, Inc.,
zero coupon, 1/15/26 (a)(b)	$5,500	$5,005,000
Chegg, Inc.,
zero coupon, 9/1/26 (a)(b)	6,500	6,548,750
Repay Holdings Corp.,
zero coupon, 2/1/26 (a)(b)	6,000	5,793,750
Shift4 Payments, Inc.,
zero coupon, 12/15/25 (a)(b)	4,250	5,737,713
Square, Inc.,
0.25%, 11/1/27 (a)(b)(e)	12,500	14,054,687

		37,139,900

Computers—2.3%
Lumentum Holdings, Inc.,
0.50%, 12/15/26	9,000	9,663,745
Pure Storage, Inc.,
0.125%, 4/15/23	5,750	5,997,969
Zscaler, Inc.,
0.125%, 7/1/25 (a)(b)	5,000	7,217,500

		22,879,214

Diversified Financial Services—0.6%
LendingTree, Inc.,
0.50%, 7/15/25 (a)(b)	6,365	5,617,113

Electronics—0.7%
II-VI, Inc.,
0.25%, 9/1/22	4,500	6,716,250

Energy-Alternate Sources—0.7%
Enphase Energy, Inc. (a)(b),
zero coupon, 3/1/26	3,500	3,188,500
zero coupon, 3/1/28	4,500	3,897,125

		7,085,625

Entertainment—0.4%
DraftKings, Inc.,
zero coupon, 3/15/28 (a)(b)	4,820	4,386,200

Healthcare-Products—1.9%
Insulet Corp.,
0.375%, 9/1/26	5,850	7,849,969
NanoString Technologies, Inc.,
2.625%, 3/1/25	3,000	4,220,700
Novocure Ltd.,
zero coupon, 11/1/25 (a)(b)	5,000	7,018,750

		19,089,419

Healthcare-Services—1.8%
Oak Street Health, Inc.,
zero coupon, 3/15/26 (a)(b)	9,500	9,779,062
Teladoc Health, Inc.,
1.25%, 6/1/27 (a)(b)	7,645	8,055,919

		17,834,981

Internet—9.0%
Etsy, Inc.,
0.125%, 9/1/27 (a)(b)(e)	6,310	7,306,980
Match Group Financeco 3, Inc.,
2.00%, 1/15/30 (a)(b)(e)	4,000	7,357,500
Okta, Inc.,
0.375%, 6/15/26 (a)(b)	9,250	10,839,844
Palo Alto Networks, Inc.,
0.75%, 7/1/23 (e)	5,600	8,050,000
Pinduoduo, Inc.,
zero coupon, 12/1/25	5,500	5,590,750
Shopify, Inc.,
0.125%, 11/1/25	6,000	7,207,500
Snap, Inc.,
zero coupon, 5/1/27 (a)(b)	12,425	12,782,219
Spotify USA, Inc.,
zero coupon, 3/15/26 (a)(b)(e)	3,590	3,277,670

	Principal Amount (000s)	Value

Uber Technologies, Inc.,
zero coupon, 12/15/25 (a)(b)	$6,790	$6,908,825
Wayfair, Inc.,
0.625%, 10/1/25 (a)(b)	6,000	6,318,750
Zendesk, Inc.,
0.625%, 6/15/25 (a)(b)	5,000	7,015,500
Zillow Group, Inc.,
1.50%, 7/1/23	4,525	6,830,035

		89,485,573

Leisure—1.2%
Royal Caribbean Cruises Ltd.,
2.875%, 11/15/23 (a)(b)	9,000	11,920,500

Media—0.5%
Liberty Media Corp.,
1.00%, 1/30/23	3,500	4,478,250

Pharmaceuticals—0.8%
Dexcom, Inc.,
0.25%, 11/15/25	8,490	8,325,506

Real Estate—0.5%
Redfin Corp.,
zero coupon, 10/15/25 (a)(b)	5,000	5,407,500

Semiconductors—3.7%
MACOM Technology Solutions Holdings, Inc.,
0.25%, 3/15/26 (a)(b)	9,385	9,525,775
Microchip Technology, Inc.,
0.125%, 11/15/24 (e)	10,457	11,966,729
ON Semiconductor Corp.,
zero coupon, 5/1/27 (a)(b)	14,000	14,665,000

		36,157,504

Software—9.2%
Akamai Technologies, Inc.,
0.125%, 5/1/25	3,580	4,637,890
Bentley Systems, Inc.,
0.125%, 1/15/26 (a)(b)	7,500	8,430,000
Bill.com Holdings, Inc.,
zero coupon, 12/1/25 (a)(b)(e)	5,750	6,831,719
Coupa Software, Inc.,
0.375%, 6/15/26 (a)(b)	5,300	5,767,062
Datadog, Inc.,
0.125%, 6/15/25 (a)(b)	5,500	6,751,250
DocuSign, Inc.,
zero coupon, 1/15/24 (a)(b)	7,000	6,769,000
Fastly, Inc.,
zero coupon, 3/15/26 (a)(b)(c)	7,500	6,491,250
Five9, Inc.,
0.50%, 6/1/25 (a)(b)(c)	5,500	7,926,875
HubSpot, Inc.,
0.375%, 6/1/25 (a)(b)	3,000	5,602,500
LivePerson, Inc.,
zero coupon, 12/15/26 (a)(b)	6,500	6,503,900
MongoDB, Inc.,
0.25%, 1/15/26	3,750	5,737,500
RingCentral, Inc.,
zero coupon, 3/1/25	6,295	6,590,078
Splunk, Inc.,
1.125%, 6/15/27 (a)(b)	5,500	5,046,250
Zynga, Inc.,
zero coupon, 12/15/26 (a)(b)	7,500	8,081,250

		91,166,524

Telecommunications—0.5%
Nice Ltd.,
zero coupon, 9/15/25 (a)(b)(e)	5,000	5,056,866

Total Convertible Bonds & Notes (Cost—$402,053,401)		426,719,027

Schedule of Investments

Virtus AllianzGI Artificial Intelligence & Technology Opportunities Fund

May 31, 2021 (unaudited) (continued)

	Shares	Value

CONVERTIBLE PREFERRED STOCK—4.3%

Healthcare-Products—1.8%
Avantor, Inc.,
6.25%, 5/15/22, Ser. A	67,500	$6,727,050
Danaher Corp.,
4.75%, 4/15/22, Ser. A	6,200	10,769,400

		17,496,450

Semiconductors—1.4%
Broadcom, Inc.,
8.00%, 9/30/22, Ser. A	8,965	13,634,689

Telecommunications—1.1%
2020 Cash Mandatory Exchangeable Trust,
5.25%, 6/1/23 (a)(b)	9,330	11,503,704

Total Convertible Preferred Stock (Cost—$32,574,318)		42,634,843

	Principal Amount (000s)
CORPORATE BONDS & NOTES (a)(b)—3.0%

Computers—0.3%
Dell International LLC,
7.125%, 6/15/24 (c)	$3,000	3,060,000

Healthcare-Services—0.4%
Charles River Laboratories International, Inc.,
4.00%, 3/15/31 (c)(e)	4,000	4,055,000

Internet—1.0%
Go Daddy Operating Co. LLC,
5.25%, 12/1/27 (c)	3,000	3,135,000
Match Group Holdings II LLC,
5.00%, 12/15/27 (c)	3,000	3,138,750
Netflix, Inc.,
5.375%, 11/15/29 (c)	3,000	3,547,380

		9,821,130

Pharmaceuticals—0.4%
Horizon Therapeutics USA, Inc.,
5.50%, 8/1/27 (c)	4,000	4,248,800

Telecommunications—0.9%
CommScope, Inc.,
8.25%, 3/1/27	4,000	4,270,000
LogMeIn, Inc.,
5.50%, 9/1/27 (c)	4,000	4,119,680

		8,389,680

Total Corporate Bonds & Notes (Cost—$29,596,177)		29,574,610

Repurchase Agreements—1.9%
State Street Bank and Trust Co., dated 5/28/21, 0.00%, due 6/1/21, proceeds $18,967,000; collateralized by U.S. Treasury Inflation Indexed Notes, 0.75%, due 7/15/28, valued at $19,346,400 including accrued interest (cost—$18,967,000)	18,967	18,967,000

Total Investments (Cost—$865,791,876)—103.5%		1,025,485,320

Other assets and liabilities, net—(3.5)%		(34,884,732)

Net Assets—100.0%		$990,600,588

Abbreviations:

LLC—Limited Liability Company

REIT—Real Estate Investment Trust

Footnote Legend:

(a)

Private Placement—Restricted as to resale and may not have a readily available market. Private placement securities may include Rule 144A securities. These securities have an aggregate value of $333,954,220, representing 33.7% of net assets.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, these securities amounted to a value of $333,954,220 or 33.7% of net assets.

(c)	All or partial amount segregated for the benefit of the counterparty as collateral for the Liquidity Facility.
(d)	Non-income producing.
(e)	All or a portion of this security is on loan pursuant to the Liquidity Facility. The aggregate value of securities on loan is $12,831,357.

1. Security Valuation

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

•	Level 1—quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2—prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the trading in the U.S. markets for investments such as ADRs, financial futures, Exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

The following is a summary of the inputs used to value the Fund’s net assets by each major security type. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Total Value at 5/31/21
Assets:
Common Stock	$507,589,840	—	$507,589,840
Convertible Bonds & Notes	—	$426,719,027	426,719,027
Convertible Preferred Stock	31,131,139	11,503,704	42,634,843
Corporate Bonds & Notes	—	29,574,610	29,574,610
Repurchase Agreements	—	18,967,000	18,967,000

Total Investments	$538,720,979	$486,764,341	$1,025,485,320

There were no securities valued using significant unobservable inputs (Level 3) at May 31, 2021.

There were no transfers into or out of Level 3 related to securities held at May 31, 2021.